Unaudited Condensed Consolidated Income Statement - USD ($) shares in Millions, $ in Millions	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	[1]
Profit or loss [abstract]
Sales	$ 15,181	$ 15,611
Excise duties	(4,219)	(4,491)
Net sales	10,962	11,120
Cost of sales	(4,241)	(4,279)
Gross profit	6,721	6,841
Marketing	(1,952)	(1,861)
Other operating items	(1,452)	(1,249)
Operating profit/(loss)	3,317	3,731	[2]
Non-operating items	(60)	19	[2]
Finance income	287	303
Finance charges	(718)	(648)
Share of after tax results of associates and joint ventures	253	202	[2]
Profit before taxation	3,079	3,607
Taxation	(737)	(766)	[2]
Profit for the period	2,342	2,841	[2],[3]
Attributable to:
Equity shareholders of the parent company	2,210	2,709
Non-controlling interests	132	132
Profit for the period	$ 2,342	$ 2,841	[2],[3]
Weighted average number of shares
Shares in issue excluding own shares (in shares)	2,242	2,274
Dilutive potential ordinary shares (in shares)	5	7
Weighted average number of shares (in shares)	2,247	2,281
Basic earnings per share (in USD per share)	$ 0.986	$ 1.191
Diluted earnings per share (in USD per share)	$ 0.984	$ 1.188

[1]	(1)See page F-7 for an explanation under Basis of preparation.
[2]	(1) See page F-7 for an explanation under Basis of preparation.
[3]	(2) See page F-7 for an explanation under Basis of preparation.